Nationwide Mutual Funds

POTENTIAL MATERIAL LITIGATION


Tribune Company Litigation

Nationwide S&P 500 Index Fund (the "S&P 500 Index Fund"), a series of Nationwide Mutual Funds ("NMF"), was named as a defendant in two lawsuits that are consolidated in a multi-district litigation pending in the United States District Court for the Southern District of New York
(the "District Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arose from the 2007 leveraged buyout of The Tribune
Company ("Tribune") (the "Tribune LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the Tribune LBO, thousands of Tribune shareholders, including the S&P 500 Index Fund, sold Tribune shares back to Tribune.

The Tribune MDL included a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions"), and a lawsuit by a the trustee (the "Trustee") of a litigation trust to which Tribune's committee of unsecured creditors assigned claims
(the "Committee Action"). These lawsuits sought to unwind the Tribune LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the Tribune LBO. The S&P 500 Index Fund was named as a defendant in the Committee Action and one of the Individual Creditor Actions; NMF and Nationwide Fund Advisors ("NFA") were previously named as defendants in the Committee Action, but NMF and NFA were dismissed from the lawsuit. According to the most recent amended complaint filed in the Committee Action, the S&P 500 Index Fund was alleged to have received $1,329,720 in exchange for the shares it tendered in the Tribune LBO.
Plaintiffs sought to unwind the Tribune LBO transactions and recover the amount received by the S&P 500 Index Fund, together with interest and costs.

The District Court entertained a first round of motions to dismiss in the Individual Creditor Actions (the "Phase One Motions"). Following briefing and argument on the Phase One Motions, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the District Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on
March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the United States Supreme Court for review of the Second Circuit's decision. Then the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in Merit Mgmt. Grp., LP v. FTI Consulting, Inc., 138
S. Ct. 883, (2018) (an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second
Circuit agreed to review its prior ruling, and, as a result, the Supreme
Court dismissed the individual creditor plaintiffs' petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court's dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs' claims are preempted and barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second
Circuit denied. The individual creditor plaintiffs then filed a second petition for certiorari with the Supreme Court.On April 19, 2021, the Supreme Court denied the individual creditor plaintiffs' petition for certiorari, meaning that the Individual Creditor
Actions are fully and finally dismissed.

On January 6, 2017, the District Court entered an order dismissing the Committee Action with prejudice, holding that the Trustee failed to plead facts sufficient to state a claim against the shareholder defendants for intentional fraudulent transfer. The Trustee appealed the dismissal
Order to the Second Circuit. Additionally, the Trustee requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the Merit Mgmt. decision; however, the District Court denied the motion to amend, determining, among other things, that amendment would be futile because the Trustee's proposed constructive fraudulent transfer claims are barred by the safe harbor, notwithstanding the Merit Mgmt. decision. The Trustee also appealed the denial of the motion to amend to the Second
Circuit. On August 20, 2021, the Second Circuit affirmed the District Court's dismissal of the Trustee's claims against the Tribune shareholder defendants and affirmed the District Court's denial of the Trustee's motion for leave to amend. The Trustee petitioned the Second Circuit for rehearing, which the Second Circuit denied.
The Trustee then filed a petition for certiorari with the Supreme Court, which the Court denied on February 22, 2022, meaning that the Committee Action is fully and finally dismissed.

The claims against the S&P 500 Index Fund in the Tribune MDL have been dismissed and all appeals have been exhausted. Accordingly, the S&P 500 Index Fund no longer faces any potential liability exposure in connection with the Tribune MDL.

Nine West Litigation

Nationwide Small Cap Index Fund and Nationwide U.S. Small Cap Value Fund (the "NMF Nine West Defendants"), series of NMF, have been named as defendants in the multi-district litigation pending in the District Court captioned In re Nine West LBO Securities Litigation,
No. 20-md-02941 (the "Nine West MDL"). The Nine West MDL arises from the 2014 leveraged buyout (the "Jones Group LBO") of The
Jones Group Inc. ("Jones Group"), which later was renamed
Nine West Holdings,Inc. ("Nine West"), and Nine West's subsequent bankruptcy and reorganization. In connection with the Jones Group LBO, hundreds of Jones Group shareholders, including the NMF Nine West Defendants, sold Jones Group shares back to Jones Group. According to the Complaint against the NMF Nine West Defendants in the Nine West MDL, Nationwide Small Cap Index Fund is alleged to have received $554,400.00 in exchange for the shares it tendered in the Jones Group LBO, and Nationwide U.S. Small Cap Value Fund is alleged to have received $237,615.00 in the Jones Group LBO.

The Nine West MDL includes a series of lawsuits brought by the trustee of a litigation trust to whom Nine West's committee of unsecured creditors assigned claims and the indenture trustee for certain Notes issued by Jones Group and Nine West. The lawsuits seek to unwind the Jones Group LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Jones Group shareholders who participated in the Jones Group LBO, including the proceeds received by the NMF Nine West Defendants.

The shareholder defendants, including the NMF Nine West Defendants, moved to dismiss the claims against them on the grounds that the claims are barred by the Bankruptcy Code's safe harbor for securities transactions, and on August 27, 2020, the District Court granted the shareholder defendants' motions, dismissing all claims against the shareholder defendants.
The plaintiffs appealed the District Court's ruling to the Second Circuit. The appeal is fully briefed, and oral argument was held March 10, 2022.
The parties await the Second Court's ruling.

The potential exposure for the NMF Nine West Defendants in the Nine West MDL is the respective amount each received in return for the Jones Group shares each tendered in the Jones Group LBO, together with interest. Given the number of unknowns at this stage of the litigation, it is not possible to predict the likely outcome of the Nine West MDL.